Nature of the Business and Basis of Presentation	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation	Nature of the Business and Basis of Presentation
Background and Basis of Presentation
Crescent Biopharma, Inc. (“Crescent” or the “Company”) was established and incorporated under the laws of the state of Delaware on September 19, 2024. Crescent was founded to research and develop cancer therapy candidates licensed from Paragon Therapeutics, Inc. (“Paragon”), an antibody discovery engine founded by Fairmount Funds Management LLC (“Fairmount”). The Company currently operates as a virtual company, and thus, does not maintain a corporate headquarters or other significant facilities. Crescent was formed to develop therapies for the treatment of solid tumors.
The Company is subject to risks and uncertainties common to early-stage companies in the biopharmaceutical industry, including, but not limited to, the ability to complete preclinical and clinical trials, the ability to obtain regulatory approval for product candidates, development by competitors of new technological innovations, dependence on key personnel, the ability to attract and retain qualified employees, reliance on third-party organizations, protection of proprietary technology, compliance with government regulations, product liability, uncertainty of market acceptance of products and the ability to raise additional capital to fund operations.
The Company’s potential product candidates will require approval from the U.S. Federal Food and Drug Administration or comparable foreign authorities prior to the commencement of commercial sales. There can be no assurance that the Company’s potential product candidates will receive all the required approvals. In addition, there can be no assurance that the Company’s potential product candidates, if approved, will be accepted in the marketplace, that any future product candidates can be developed or manufactured at an acceptable cost and with appropriate performance characteristics, or that such product candidates will be successfully marketed, if at all.
GlycoMimetics, Inc., a Delaware corporation (“GlycoMimetics”), and the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) on October 28, 2024, which agreement was subsequently amended on February 14, 2025, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Gemini Merger Sub Corp., a Delaware corporation, will merge with and into Crescent, with Crescent continuing as a wholly owned subsidiary of GlycoMimetics and the surviving corporation of the merger (the “First Merger”), and Crescent will merge with and into Gemini Merger Sub II, LLC, a Delaware limited liability company (“Second Merger Sub”), with Second Merger Sub being the surviving entity of the merger (the “Second Merger” and, together with the First Merger, the “Merger”). In connection with the Merger, Second Merger Sub will change its corporate name to “Crescent Biopharma Operating Company, LLC” and GlycoMimetics will change its name to “Crescent Biopharma, Inc.” GlycoMimetics following the Merger is referred to herein as the “combined company.” The combined company will be led by Crescent’s management team and will focus on developing cancer therapies for the treatment of solid tumors.
At the effective time of the First Merger (the “First Effective Time”), (i) each then-outstanding share of Crescent common stock (including shares of Crescent common stock issued in the Crescent Pre-Closing Financing described below) (excluding shares to be canceled pursuant to the Merger Agreement and excluding dissenting shares) will be automatically converted solely into the right to receive a number of shares of GlycoMimetics common stock equal to the exchange ratio set forth in the Merger Agreement and (ii) each then-outstanding share of Crescent preferred stock will be converted into the right to receive a number of shares of GlycoMimetics Series A Preferred Stock equal to the exchange ratio divided by 1,000, in accordance with the terms of the Merger Agreement, (iii) each then-outstanding option to purchase Crescent common stock will be assumed by GlycoMimetics, subject to adjustment as set forth in the Merger Agreement, (iv) each then-outstanding warrant to purchase shares of Crescent common stock will be converted into a warrant to purchase shares of GlycoMimetics common stock, subject to adjustment as set forth in the Merger Agreement and the form of warrant, (v) each in-the-money option to acquire shares of GlycoMimetics common stock that is issued and outstanding (whether vested or unvested) will be cancelled and converted into the right to receive immediately prior to the First Effective Time a number of shares of GlycoMimetics common stock equal to the number of shares underlying such option; and
(vi) each GlycoMimetics restricted stock unit will be cancelled and converted into the right to receive a number of shares of GlycoMimetics common stock equal to the number of unsettled shares of GlycoMimetics common stock underlying such GlycoMimetics restricted stock unit.
In connection with the Merger, on February 14, 2025, Crescent and GlycoMimetics entered into an amended and restated subscription agreement (the “Subscription Agreement”) with certain investors, including certain investors of the Company, pursuant to which the Company agreed to issue and sell to such investors in a financing transaction (the “Crescent Pre-Closing Financing”) shares of the Company’s common stock and pre-funded warrants to purchase shares of the Company’s common stock at an estimated purchase price of $1.9110 per share of common stock and $1.9109 per pre-funded warrant, for gross proceeds of approximately $200.0 million (which includes $37.5 million of gross proceeds previously received by Crescent from the issuance of its convertible notes (the “Convertible Notes”) and accrued interest on such notes), which will precede the closing of the Merger. Shares of the Company’s common stock and pre-funded warrants to purchase shares of the Company’s common stock issued pursuant to the Crescent Pre-Closing Financing will be converted into shares of GlycoMimetics common stock and pre-funded warrants to purchase share of GlycoMimetics common stock in accordance with the exchange ratio at the effective time of the close of the transaction.
The financial statement and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Reverse Merger Exchange Ratio
On June 13, 2025, (the “Closing Date”), the Company consummated the previously announced transaction pursuant to the Merger Agreement. The exchange ratio was calculated as 0.1445 shares of GlycoMimetics common stock for each share of Crescent common stock (and 0.0001445 shares of Series A Preferred Stock for each share of Crescent Series Seed Convertible Preferred Stock) on the Closing Date, which gives effect to a 1-for-100 reverse stock split of shares of GlycoMimetics common stock immediately prior to the Merger. The number of authorized shares were not adjusted as a result of the exchange ratio. The par value per share was adjusted to $0.001 as a result of the Merger. The shares of Company common stock underlying outstanding stock options, restricted stock awards, and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. All references to common stock, options to purchase common stock, common stock share data, per share data, and related information contained in the consolidated financial statements have been retrospectively adjusted to reflect the effect of the exchange ratio for all periods presented, unless otherwise specifically indicated or the context otherwise requires.
Going Concern
The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within twelve months of the date that the financial statements are issued. As of December 31, 2024, the Company had $34.8 million in cash.
The Company will devote substantially all of its resources to advancing the development of its programs, organizing and staffing the Company, business planning, raising capital, and providing general and administrative support for these operations. Current and future programs will require significant research and development efforts, including preclinical and clinical trials, and regulatory approvals to commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales. If the Company obtains regulatory approval for any of its potential product candidates and starts to generate revenue, it expects to incur significant expenses related to developing its internal commercialization capability to support product sales, marketing, and distribution.
As a result, the Company will need substantial additional funding to support its operating activities as it advances its potential product candidates through development, seeks regulatory approval and prepares for and, if any of its potential product candidates are approved, proceeds to commercialization. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities through a combination of equity offerings and debt financings. Adequate funding may not be available to the Company on acceptable terms, or at all.
If the Company is unable to obtain additional funding, the Company will assess its capital resources and may be required to delay, reduce the scope of or eliminate some or all of its planned operations, which may have a material adverse effect on the Company’s business, financial condition, results of operations and ability to operate as a going concern. The financial statements do not include any adjustments that may result if the Company is not able to continue as a going concern.
The Company has not generated any revenue from product sales or other sources and has incurred significant operating losses and negative cash flows from operations since inception. The Company has incurred a net loss of $17.9 million during the period from September 19, 2024 (inception) to December 31, 2024. As of December 31, 2024, the Company had an accumulated deficit of $17.9 million.
In October 2024, the Company received $37.5 million in gross proceeds from a Convertible Note Agreement with several investors, of which Fairmount, through an affiliate fund, holds a convertible note with an initial principal amount of $15.0 million, which qualifies as a related party transaction (see Note 12).
In connection with the Merger, Crescent and GlycoMimetics entered into the Subscription Agreement, as discussed elsewhere in Note 1 of these financial statements. Shares of Crescent common stock and pre-funded warrants to purchase shares of Crescent common stock issued pursuant to the Subscription Agreement will be converted into shares of GlycoMimetics common stock and pre-funded warrants to purchase shares of GlycoMimetics common stock at Closing pursuant to the Merger Agreement. However, the completion of the transactions is subject to the satisfaction of customary closing conditions, and there are no assurances that such conditions will be achieved nor that such financing or other strategic transactions will be available on acceptable terms, or at all.
Based on its expectations of continuing operating losses and negative cash flows from operations for the foreseeable future, as of February 18, 2025, the date the Company’s financial statements are available to be issued, the Company has concluded that there is substantial doubt about its ability to continue as a going concern for at least 12 months from the date the financial statements are available to be issued.
The accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
1. Nature of the Business and Basis of Presentation
Background and Basis of Presentation
Crescent Biopharma, Inc., together with its subsidiaries (collectively “Crescent” or the “Company”), formerly known as GlycoMimetics, Inc. (“GlycoMimetics”), is a biotechnology company that is the result of the reverse recapitalization discussed below. Prior to the reverse recapitalization, the private company Crescent Biopharma, Inc. (“Pre-Merger Crescent”) was established and incorporated under the laws of the state of Delaware on September 19, 2024. The Company was founded to research and develop cancer therapy candidates licensed from Paragon Therapeutics, Inc. (“Paragon”), an antibody discovery engine founded by Fairmount Funds Management LLC (“Fairmount”). The Company is based in Waltham, Massachusetts and was formed to develop therapies for the treatment of solid tumors.
These condensed consolidated financial statements reflect, in the opinion of management, all adjustments of a normal and recurring nature that are necessary for a fair statement of the Company’s financial position as of September 30, 2025, its results of operations for the three and nine months ended September 30, 2025 and for the period from September 19, 2024 (inception) through September 30, 2024, and its cash flows for the nine months ended September 30, 2025 and for the period from September 19, 2024 (inception) through September 30, 2024. The condensed balance sheet as of December 31, 2024, included in the condensed consolidated balance sheets was derived from the Company’s audited financial statements. The condensed consolidated financial statements and accompanying notes are prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”) for interim financial reporting and the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and therefore do not include all information and disclosures normally included in the annual financial statements.
The results for the three and nine months ended September 30, 2025 are not necessarily indicative of results expected for the full fiscal year or any subsequent interim period. The condensed consolidated financial statements include the financial statements of its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Reverse Recapitalization and Pre-Closing Financing
On June 13, 2025 (the “Closing Date”), the Company consummated the transaction (the “Closing”) pursuant to that certain Agreement and Plan of Merger and Reorganization, dated as of October 28, 2024, which agreement was subsequently amended on February 14, 2025 and April 28, 2025 (as amended, the “Merger Agreement”), by and among GlycoMimetics, Gemini Merger Sub Corp., a Delaware corporation and wholly owned subsidiary of GlycoMimetics (“First Merger Sub”), Gemini Merger Sub II, LLC, a Delaware limited liability company and wholly owned subsidiary of GlycoMimetics (“Second Merger Sub”), and Pre-Merger Crescent. As part of the Closing, First Merger Sub merged with and into Pre-Merger Crescent, with Pre-Merger Crescent surviving as a wholly owned subsidiary of GlycoMimetics and the surviving corporation of the merger (the “First Merger”), and, immediately following the First Merger and as part of the same overall transaction, Pre-Merger Crescent merged with and into Second Merger Sub, with Second Merger Sub being the surviving entity of the merger (the “Second Merger” and, together with the First Merger, the “Merger”). Second Merger Sub changed its corporate name to “Crescent Biopharma Operating Company, LLC” and GlycoMimetics changed its name to “Crescent Biopharma, Inc.” The combined company is led by Pre-Merger Crescent’s management team and remains focused on developing novel therapies designed to set a new standard for treatment of solid tumors.
In accordance with an exchange ratio determined in accordance with the terms of the Merger Agreement (the “Exchange Ratio”), at the effective time of the First Merger (the “First Effective Time”), (i) each then-outstanding share of Pre-Merger Crescent common stock (including shares of Pre-Merger Crescent common stock issued in connection with the Crescent Pre-Closing Financing) was converted into the right to receive a number of shares of GlycoMimetics common stock equal to the Exchange Ratio, (ii) each then-outstanding share of Pre-Merger Crescent
Series Seed Preferred Stock, par value $0.0001 per share (the “Series Seed Preferred Stock”), was converted into the right to receive a number of shares of GlycoMimetics Series A non-voting convertible preferred stock, par value $0.001 per share (the “Series A Preferred Stock”), equal to the Exchange Ratio divided by 1,000, (iii) each then-outstanding option to purchase Pre-Merger Crescent common stock was assumed by GlycoMimetics and was converted into an option to purchase shares of GlycoMimetics common stock, (iv) each then-outstanding Pre-Merger Crescent restricted stock unit was assumed by GlycoMimetics, and (v) each then-outstanding pre-funded warrant to purchase shares of Pre-Merger Crescent common stock was converted into a pre-funded warrant to purchase shares of GlycoMimetics common stock.
The Exchange Ratio was calculated as 0.1445 shares of GlycoMimetics common stock for each share of Pre-Merger Crescent common stock (and 0.0001445 shares of Series A Preferred Stock for each share of Pre-Merger Crescent Series Seed Preferred Stock) on the Closing Date, which gives effect to a 1-for-100 reverse stock split of GlycoMimetics common stock immediately prior to the Merger. The par value per share and the number of authorized shares were not adjusted as a result of the Exchange Ratio. The shares of the Company’s common stock underlying outstanding stock options, restricted stock units, restricted stock awards, and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. All references to common stock, options to purchase common stock, common stock share data, per share data, and related information contained in the condensed consolidated financial statements have been retrospectively adjusted to reflect the effect of the Exchange Ratio for all periods presented, unless otherwise specifically indicated or the context otherwise requires.
Immediately prior to the completion of the Merger, and in order to provide Crescent with additional capital for its development programs, Pre-Merger Crescent issued and sold, and certain new and current investors purchased, 85,506,824 shares of common stock of Pre-Merger Crescent and 19,149,690 Pre-Merger Crescent pre-funded warrants, exercisable for 19,149,690 shares of Pre-Merger Crescent common stock, at an estimated purchase price of $1.9110 per share or an estimated purchase price of $1.9109 per warrant, for the aggregate amount of $200.0 million, which includes $37.5 million of proceeds previously received from the issuance of the Convertible Notes (as defined herein) and accrued interest of $3.0 million on such Convertible Notes and the related conversion into 21,200,564 shares of Pre-Merger Crescent common stock and pre-funded warrants in connection with the Crescent Pre-Closing Financing. At the Closing of the Merger, based on the Exchange Ratio, the Pre-Merger Crescent common stock and pre-funded warrants subscribed for were converted into the right to receive 12,355,716 shares of common stock and 2,767,122 pre-funded warrants. Shares of Pre-Merger Crescent common stock and pre-funded warrants to purchase shares of Crescent common stock issued pursuant to the Subscription Agreement were converted into shares of GlycoMimetics common stock and pre-funded warrants to purchase shares of GlycoMimetics common stock at Closing per the Merger Agreement.
The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Pre-Merger Crescent was deemed to be the accounting acquirer for financial reporting purposes. This determination was primarily based on the fact that, immediately following the Merger: (i) Pre-Merger Crescent stockholders own a substantial majority of the voting rights in the combined company; (ii) Pre-Merger Crescent’s largest stockholders retain the largest interest in the combined company; (iii) Pre-Merger Crescent designated a majority of the initial members of the board of directors of the combined company; and (iv) Pre-Merger Crescent’s executive management team became the management team of the combined company. Accordingly, for accounting purposes: (i) the Merger was treated as the equivalent of Pre-Merger Crescent issuing stock to acquire the net assets of GlycoMimetics, and (ii) the reported historical operating results of the combined company prior to the Merger are those of Pre-Merger Crescent. Additional information regarding the Merger is included in Note 4.
Redomestication
On June 16, 2025, Crescent changed its jurisdiction of incorporation from the State of Delaware to the Cayman Islands (the “Redomestication”) pursuant to a plan of conversion (the “Plan of Conversion”). The Redomestication became effective on June 16, 2025 and was accomplished by the filing of (i) a Certificate of Conversion with the Secretary of State of the State of Delaware and (ii) the requisite documents required under section 201 of the Companies Act (as amended) of the Cayman Islands (the “Companies Act”), as well as the Cayman Islands memorandum and articles of association of the Company (the “Articles”), with the Cayman Islands Registrar of
Companies. For purposes of these condensed consolidated financial statements, references to “Crescent Delaware” mean Crescent prior to the Redomestication.
Upon the Redomestication, among other things: (i) each outstanding share of common stock, par value $0.001 per share, of Crescent Delaware automatically converted into one ordinary share, par value $0.001 per share, of the Company; (ii) each outstanding share of Series A Non-Voting Convertible Preferred Stock, par value $0.001 per share, of Crescent Delaware automatically converted into one share of Series A Non-Voting Convertible Preferred Share, par value $0.001 per share, of the Company (the “Series A Preferred Shares”); (iii) each outstanding option to purchase shares of common stock of Crescent Delaware automatically converted into an option to purchase ordinary shares of the Company; (iv) each outstanding restricted stock unit of Crescent Delaware automatically converted into a restricted stock unit of the Company; and (v) each warrant to purchase shares of common stock of Crescent Delaware automatically converted into a warrant to purchase ordinary shares of the Company.
The rights of holders of ordinary shares of the Company are now governed by the Company's memorandum and articles of association and Cayman Islands law.
Liquidity and Going Concern
Since its inception, the Company has devoted substantially all of its resources to advancing the development of its portfolio of programs, organizing and staffing the Company, business planning, raising capital, and providing general and administrative support for these operations. Current and future programs will require significant research and development efforts, including preclinical and clinical trials, and regulatory approvals to commercialization. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities through a combination of equity offerings and debt financings.
The Company has not generated any revenue from product sales or other sources and has incurred significant operating losses and negative cash flows from operations since inception. The Company has incurred net losses of $24.6 million and $61.5 million during the three and nine months ended September 30, 2025, respectively, and has an accumulated deficit of $79.4 million at September 30, 2025. For the nine months ended September 30, 2025, the Company used net cash of $44.8 million for its operating activities.
As of September 30, 2025, the Company had cash and cash equivalents of $133.3 million. The Company’s management expects that the existing cash will be sufficient to fund the Company’s operating plans for at least twelve months from the date these condensed consolidated financial statements were issued. The Company expects that its research and development and general and administrative costs will continue to increase significantly, including in connection with conducting future preclinical activities and clinical trials and manufacturing for its existing product candidates and any future product candidates to support commercialization and providing general and administrative support for its operations, including the costs associated with operating as a public company. The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts needed, the Company may be required to significantly curtail, delay, or discontinue one or more of its research or development programs or the commercialization of any product candidate, or be unable to expand its operations, or otherwise capitalize on the Company’s business opportunities, as desired, which could materially harm the Company’s business, financial condition, and results of operations.